Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Other receivables from advertisers		¥ 659,128	$ 94,678	¥ 571,900
Advances to suppliers		83,830	12,041	73,554
Prepaid expenses		50,398	7,239	32,617
Inventories, net		31,287	4,494	12,212
Receivable from third-party payment platform		25,994	3,734	121,285
Convertible loans to third parties	[1]	15,835	2,275	40,428
Receivable from equity transferees				61,345
Others		69,637	10,003	151,373
Total		¥ 936,109	$ 134,464	¥ 1,064,714

[1]	As of December 31, 2018 and 2019, Convertible loans to third parties included a convertible loan of RMB66,000 (US$9,480) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 of the convertible loan was impaired and the Group’s maximum exposure to loss as a result of the impairment was RMB8,000, which also equals to the carrying amount of the convertible loan to a third party. As of December 31, 2019, the convertible loan was fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.